                                    [LOGO]
                             MERRIMAC CASH FUND
                             SEMI-ANNUAL REPORT
                                JUNE 30, 2000

August 14, 2000




Dear Shareholder:

We are please to provide you with the Semi Annual Report of the Merrimac
Cash Fund as of June 30, 2000. The fund purchases an interest in the Merrimac Cash Portfolio with its investable assets rather than creating its own portfolio of investment securities. In this way, the fund obtains the economies and efficiencies of investment by a larger pool of assets. The investment objective of Merrimac Cash Fund and Merrimac Cash Portfolio are identical. They seek as high a level of current income as is consistent with the preservation of capital and liquidity.

The challenge of managing a money market portfolio in a rising rate environment continued during the first half of 2000. Three additional rate adjustments by the Federal Reserve's Open Market Committee, including a 50 basis point increase in mid May, have tested investment managers' ability to structure their portfolios to be responsive to Fed actions.

The Premium Class of the Merrimac Cash Fund continued to be one of the top performing institutional money market funds during the first half of 2000. It had a total return of 6.14% for the period. Allmerica Asset Management, Inc., our sub-adviser, has continued to meet the challenge, and we thank them for their continued efforts on behalf of our shareholders.

We thank you, our shareholders, for your support and participation. We look forward to continuing to serve you in the future.

Very truly yours,


Paul J. Jasinski
President

                               MERRIMAC CASH FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2000 (UNAUDITED)

ASSETS
  Investment in Merrimac Cash Portfolio, at value (Note 1)    $657,359,770
  Deferred organization expense (Note 1)                            19,124
  Prepaid expenses                                                  12,268
                                                              ------------
    Total assets                                               657,391,162
                                                              ------------
LIABILITIES
  Distributions payable to shareholders                          4,089,382
  Accrued expenses                                                  26,359
                                                              ------------
    Total liabilities                                            4,115,741
                                                              ------------
NET ASSETS                                                    $653,275,421
                                                              ============
NET ASSETS CONSIST OF
  Paid in capital                                             $653,408,264
  Accumulated net realized loss on investments                    (132,843)
                                                              ------------
    Total net assets                                          $653,275,421
                                                              ============
TOTAL NET ASSETS
  Premium Class                                               $653,002,111
  Institutional Class                                         $    273,310

SHARES OF BENEFICIAL INTEREST OUTSTANDING
  Premium Class                                                653,134,898
  Institutional Class                                              273,366

NET ASSET VALUE, MAXIMUM OFFER AND REDEMPTION PRICE
PER SHARE                                                            $1.00

                               MERRIMAC CASH FUND

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO (NOTE 1)
  Interest                                                    $23,683,959
  Expenses                                                       (720,231)
                                                              -----------
    Net investment income from Portfolio                       22,963,728
                                                              -----------
FUND EXPENSES
  Accounting, transfer agency, and administration fees
    (Note 4)                                                       37,784
  Legal                                                             3,633
  Insurance                                                         5,449
  Trustees fees and expenses                                        5,812
  Audit and tax return preparation fees                             6,539
  Printing                                                          1,816
  Amortization of organization expenses (Note 1)                    6,750
  Miscellaneous                                                     5,449
                                                              -----------
    Total expenses common to all classes                           73,232
  Shareholder servicing fee-Institutional Class                     2,011
                                                              -----------
    Total expenses                                                 75,243
                                                              -----------
NET INVESTMENT INCOME                                          22,888,485
NET REALIZED LOSS ON INVESTMENTS FROM PORTFOLIO                   (26,672)
                                                              -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                    $22,861,813
                                                              ===========

                               MERRIMAC CASH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED
                                                               JUNE 30, 2000         YEAR ENDED
                                                                (UNAUDITED)      DECEMBER 31, 1999
                                                              ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income                                       $    22,888,485     $    49,734,820
  Net realized gain (loss) from Portfolio                             (26,672)           (115,927)
                                                              ---------------     ---------------
    Net increase in net assets from operations                     22,861,813          49,618,893
                                                              ---------------     ---------------
DIVIDENDS DECLARED FROM NET INVESTMENT INCOME
  Premium Class                                                   (22,842,471)        (49,374,483)
  Institutional Class                                                 (46,014)           (360,337)
                                                              ---------------     ---------------
    Total dividends declared                                      (22,888,485)        (49,734,820)
                                                              ---------------     ---------------
FUND SHARE TRANSACTIONS (NOTE 7)
  Proceeds from shares sold                                     1,924,034,934       4,432,656,104
  Proceeds from dividends reinvested                                8,892,364          22,732,585
  Payment for shares redeemed                                  (2,091,415,652)     (4,308,386,105)
                                                              ---------------     ---------------
    Net increase (decrease) in net assets derived from share
      transactions                                               (158,488,354)        147,002,584
                                                              ---------------     ---------------
  Net increase (decrease) in net assets                          (158,515,026)        146,886,657
                                                              ---------------     ---------------
NET ASSETS
  Beginning of period                                             811,790,447         664,903,790
                                                              ---------------     ---------------
  End of period                                               $   653,275,421     $   811,790,447
                                                              ===============     ===============

                               MERRIMAC CASH FUND

                              FINANCIAL HIGHLIGHTS

    Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                  PREMIUM CLASS
                       -------------------------------------------------------------------
                                                                            NOV. 12, 1996
                       SIX MONTHS                                           (COMMENCEMENT
                          ENDED                                             OF OPERATIONS)
                        JUNE 30,           YEAR ENDED DECEMBER 31,                TO
                          2000       ------------------------------------    DECEMBER 31,
                       (UNAUDITED)      1999         1998         1997           1996
                       -----------   ----------   ----------   ----------   --------------
NET ASSET VALUE,
 BEGINNING OF PERIOD   $     1.00    $     1.00   $     1.00   $     1.00    $       1.00
  Net investment
    income                  0.030         0.051        0.055        0.055           0.006
  Dividends from net
    investment income      (0.030)       (0.051)      (0.055)      (0.055)         (0.006)
                       ----------    ----------   ----------   ----------    ------------
NET ASSET VALUE, END
 OF PERIOD             $     1.00    $     1.00   $     1.00   $     1.00    $       1.00
                       ==========    ==========   ==========   ==========    ============
TOTAL RETURN (1)            6.14%         5.26%        5.59%        5.64%           5.42%

ANNUALIZED RATIOS TO
 AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA
  Net expenses              0.21%         0.21%        0.16%        0.18%           0.15%
  Net investment
    income                  6.05%         5.13%        5.46%        5.49%           5.42%
  Net expenses,
    before waiver              NA            NA        0.20%        0.21%           0.24%
  Net assets, end of
    period (000s
    omitted) by the
    investment
    advisor (2)        $  653,002    $  808,103   $  655,049   $1,119,556    $    875,936

                                               INSTITUTIONAL CLASS
                       -------------------------------------------------------------------
                                                                            NOV. 12, 1996
                       SIX MONTHS                                           (COMMENCEMENT
                          ENDED                                             OF OPERATIONS)
                        JUNE 30,           YEAR ENDED DECEMBER 31,                TO
                          2000       ------------------------------------    DECEMBER 31,
                       (UNAUDITED)      1999         1998         1997           1996
                       -----------   ----------   ----------   ----------   --------------
NET ASSET VALUE,
 BEGINNING OF PERIOD   $     1.00    $     1.00   $     1.00   $     1.00    $       1.00
  Net investment
    income                  0.029         0.049        0.052        0.052           0.006
  Dividends from net
    investment income      (0.029)       (0.049)      (0.052)      (0.052)         (0.006)
                       ----------    ----------   ----------   ----------    ------------
NET ASSET VALUE, END
 OF PERIOD             $     1.00    $     1.00   $     1.00   $     1.00    $       1.00
                       ==========    ==========   ==========   ==========    ============
TOTAL RETURN (1)            5.87%         4.99%        5.33%        5.37%           5.17%

ANNUALIZED RATIOS TO
 AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA
  Net expenses              0.46%         0.46%        0.41%        0.43%           0.40%
  Net investment
    income                  5.81%         4.88%        5.21%        5.24%           5.17%
  Net expenses,
    before waiver              NA            NA        0.45%        0.46%           0.49%
  Net assets, end of
    period (000s
    omitted) by the
    investment
    advisor (2)        $      273    $    3,688   $    9,857   $  198,427    $    127,410

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.

                               MERRIMAC CASH FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

The Merrimac Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as an open-end management investment company. The Merrimac Cash Fund (the "Fund") is a separate diversified investment portfolio or series of the Trust. The Fund consists of two classes of shares, the Premium Class and the Institutional Class.

The Fund seeks to achieve its investment objective by investing all of its investable assets in the Merrimac Cash Portfolio (the "Portfolio"), an open-end management investment company and a series of the Merrimac Master Portfolio. The Fund has the same investment objective as the Portfolio. The Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At June 30, 2000 the investment by the Fund represents ownership of a proportionate interest of 66.6% of the Portfolio.

It is the policy of the Fund to maintain a net asset value of $1.00 per share. The Fund has adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable it to do so. However, there is no assurance that the Fund will be able to maintain a stable net asset value.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. INVESTMENT SECURITY VALUATIONS

The Fund records its investment in the Portfolio at value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B. SECURITIES TRANSACTIONS AND INCOME

The Portfolio records securities transactions as of the trade date.
Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. The Fund's net investment income consists of its pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with GAAP.

C. FEDERAL INCOME TAXES

The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, the Fund must distribute all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

D. DEFERRED ORGANIZATION EXPENSE

Costs incurred by the Fund in connection with its organization and initial registration are being amortized on a straight-line basis over a five-year period beginning at the commencement of operations.

(2) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends on the shares of the Fund are declared each business day to shareholders of record on that day, and paid or reinvested as of the last business day of the month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

                               MERRIMAC CASH FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

(3) SHAREHOLDER SERVICING PLAN

The Trust has adopted a Shareholder Servicing Plan with respect to the Institutional Class under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class pays an annual fee of 0.25% of the value of the assets that an organization services on behalf of its clients.

(4) MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

The Portfolio retains Investors Bank & Trust Company ("Investors Bank") as investment adviser. Allmerica Asset Management, Inc. ("AAM") serves as sub-adviser to the Portfolio. The Fund pays no direct fees for such services, but indirectly bears its pro rata share of the compensation paid by the Portfolio. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Investors Bank or its subsidiary, IBT Fund Services (Canada), Inc. serves as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund.

Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(5) INVESTMENT TRANSACTIONS

The Fund's investments in and withdrawals from the Portfolio for the period from January 1, 2000 to June 30, 2000 aggregated $1,932,927,298 and $2,114,117,189 respectively.

(6) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows:

                                       PREMIUM CLASS                INSTITUTIONAL CLASS
                             -------------------------------  -----------------------------
                                SIX MONTHS                      SIX MONTHS
                                  ENDED         YEAR ENDED         ENDED       YEAR ENDED
                                 JUNE 30,       DECEMBER 31,      JUNE 30,    DECEMBER 31,
                                   2000            1999             2000          1999
                             ---------------  --------------  -------------  ---------------
Proceeds from shares sold...   1,923,076,000   4,383,441,069      958,934       49,215,035
Proceeds from shares
  reinvested................       8,829,122      22,344,032       63,242          388,553
Payment for shares
  redeemed..................  (2,086,978,100) (4,252,614,441)  (4,437,552)     (55,771,664)
                             ---------------  --------------  -----------    -------------
Net increase (decrease)
  in shares.................    (155,072,978)    153,170,660   (3,415,376)      (6,168,076)
                             ===============  ==============  ===========    =============

At June 30, 2000, Investors Bank, as agent for its clients, and affiliates of AAM were record holders of 61% and 35%, respectively, of the outstanding Premium Class shares of the Fund.

                            MERRIMAC CASH PORTFOLIO

              SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 YIELD TO                  PAR
SECURITY                                         MATURITY   MATURITY      VALUE          VALUE
--------------------------------------------------------------------------------------------------
VARIABLE RATE NOTES* - 42.1%
Asset Backed Capital Finance...................   6.44%     07/04/00   $ 38,000,000    $38,000,000
Bear Stearns Companies, Inc....................   7.00%     07/03/00     10,000,000      9,999,037
Bear Stearns Companies, Inc....................   6.80%     07/17/00      7,000,000      7,005,487
Bear Stearns Companies, Inc....................   6.39%     08/02/00     20,000,000     20,000,000
CIC Group......................................   6.82%     07/03/00     35,000,000     34,999,403
Countrywide Credit Industries, Inc.............   6.77%     08/22/00     25,000,000     24,994,580
Donaldson, Lufkin & Jenrette, Inc..............   6.70%     08/03/00     10,000,000     10,001,557
First Union Corporation........................   6.87%     07/03/00      9,000,000      9,000,000
Heller Financial, Inc..........................   6.35%     07/03/00     18,000,000     17,966,994
Heller Financial, Inc..........................   6.90%     08/07/00     17,000,000     16,999,092
Heller Financial, Inc..........................   7.10%     09/25/00     10,000,000     10,007,209
Household Finance Corporation..................   6.37%     07/04/00     33,000,000     33,000,000
Jackson National Life Insurance Company Funding
Agreement **...................................   6.42%     07/03/00     40,000,000     40,000,000
Merrill Lynch & Co., Inc.......................   7.32%     08/21/00     20,000,000     20,039,466
PaineWebber Group, Inc.........................   6.82%     07/12/00     20,000,000     20,000,000
Sigma Finance Corporation......................   6.39%     07/04/00     40,000,000     40,000,000
Strategic Money Market Trust...................   6.77%     07/14/00     10,000,000     10,000,000
Strategic Money Market Trust...................   6.81%     09/13/00     15,000,000     15,000,000
Syndicated Loan Fund Trust.....................   6.53%     07/03/00     40,000,000     40,000,000
                                                                                      ------------
                                                                                       417,012,825
                                                                                      ------------
COMMERCIAL PAPER - 23.7%
Aetna, Inc.....................................   6.80%     08/21/00      5,000,000      4,951,833
Aetna, Inc.....................................   6.76%     08/23/00     20,000,000     19,800,956
Aetna, Inc.....................................   6.82%     09/05/00     25,000,000     24,687,417
Associates Corporation of North America........   6.69%     08/23/00     10,500,000     10,396,584
AT&T Corporation...............................   7.27%     06/14/01     20,000,000     20,000,000
Bear Stearns Companies, Inc....................   6.89%     02/12/01     19,000,000     18,178,176
Christiania Capital Corporation................   6.66%     09/12/00     25,000,000     24,662,628
France Telecom S.A.............................   6.68%     09/05/00     20,000,000     19,755,067
Govco, Inc.....................................   6.65%     08/07/00     20,000,000     19,863,305
Lehman Brothers Holdings.......................   7.05%     02/12/01      5,000,000      4,778,708
Newbury Funding Ltd............................   6.70%     08/07/00     20,000,000     19,862,278
PaineWebber Group, Inc.........................   6.83%     08/23/00     25,000,000     24,748,618
Unibanco-Grand Cayman..........................   7.00%     04/11/01      8,000,000      7,558,222
Westways Funding I Ltd.........................   6.70%     08/24/00      7,975,000      7,894,851
Westways Funding II Ltd........................   6.70%     08/24/00      6,450,000      6,385,178
                                                                                      ------------
                                                                                       233,523,821
                                                                                      ------------
CORPORATE DEBT - 17.0%
BankBoston Corporation.........................   6.11%     08/11/00      5,310,000      5,311,507
Chrysler Financial.............................   6.49%     01/26/01      6,800,000      6,777,651
Countrywide Credit Industries, Inc.............   6.36%     10/23/00      6,000,000      6,000,965
E.I. du Pont de Nemours and Company............   6.09%     08/29/00      5,000,000      5,004,206
First Union Corporation........................   6.86%     09/15/00     25,000,000     25,000,000
Ford Motor Company.............................   6.49%     01/24/01      5,000,000      4,981,285
Ford Motor Company.............................   6.43%     01/25/01      5,000,000      4,981,459
Landesbank Baden-Wuerttemberg..................   6.29%     08/08/00     10,770,000     10,774,886
Lehman Brothers Holdings.......................   7.17%     08/01/00      6,000,000      5,995,528
Lehman Brothers Holdings.......................   6.60%     10/10/00      5,000,000      5,003,660
Lehman Brothers Holdings.......................   6.87%     03/06/01     25,000,000     24,905,355
Lehman Brothers Holdings.......................   6.60%     03/30/01      6,190,000      6,192,934
Links Finance LLC..............................   7.00%     06/04/01     25,000,000     25,000,000
PaineWebber Group, Inc.........................   6.50%     08/09/00      5,050,000      5,054,207
Salomon Smith Barney...........................   6.67%     02/21/01     10,000,000      9,995,205
Sigma Finance Corporation......................   6.80%     03/30/01     10,000,000     10,000,000
Volkswagen AG..................................   5.77%     07/13/00      7,000,000      6,999,772
                                                                                      ------------
                                                                                       167,978,620
                                                                                      ------------

       The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO

              SCHEDULE OF INVESTMENTS - JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 YIELD TO                  PAR
SECURITY                                         MATURITY   MATURITY      VALUE          VALUE
--------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 5.8%
National Bank of Canada........................   6.17%     11/22/00   $ 22,000,000    $21,994,203
Wilmington Trust...............................   6.08%     10/02/00     35,000,000     34,979,841
                                                                                      ------------
                                                                                        56,974,044
                                                                                      ------------
TIME DEPOSITS - 2.9%
Suntrust Bank..................................   7.06%     07/03/00     28,250,000     28,250,000
                                                                                      ------------
EXTENDIBLE COMMERCIAL NOTES - 2.5%
Carolina Power & Light Company+ **.............   6.70%     08/14/00     25,000,000     24,795,278
                                                                                      ------------
VARIABLE RATE MUNICIPAL OBLIGATIONS - 2.0%
California Housing Finance Agency Revenue......   6.63%     08/01/00      6,400,000      6,400,000
Memphis Center City Revenue Financing..........   7.12%     07/06/00     13,000,000     13,000,000
                                                                                      ------------
                                                                                        19,400,000
                                                                                      ------------
VARIABLE RATE ASSET BACKED SECURITES - 1.8%
Wesley Commercial & Residential Funding**......   6.70%     07/29/00     17,836,538     17,836,538
                                                                                      ------------
ASSET BACKED SECURITIES - 1.1%
CNH Equipment Trust............................   6.18%     04/09/01      5,148,494      5,148,494
Copelco Capital Funding Corporation............   5.94%     10/18/00      1,240,713      1,240,713
Orix Credit Alliance Trust.....................   6.24%     11/15/00      4,180,978      4,180,978
                                                                                      ------------
                                                                                        10,570,185
                                                                                      ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 98.9%                                           976,341,311
Other assets and liabilities (net) - 1.1%                                               10,965,277
                                                                                      ------------
TOTAL NET ASSETS 100.0%                                                               $987,306,588
                                                                                      ============

NOTES TO THE SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

**  Illiquid Security

+ Extendible Commercial Note under which the issuer may extend the maturity to 07/01/01. The interest rate is calculated at one month LIBOR plus 1.49% during the extension period.


       The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH PORTFOLIO

                         STATEMENT OF ASSETS AND LIABILITIES
                             JUNE 30, 2000 (UNAUDITED)

ASSETS
  Investments, at value (Note 1)                              $  976,341,311
  Cash                                                               208,807
  Interest receivable                                             10,985,476
  Deferred organization expense (Note 1)                              16,828
  Prepaid assets                                                      27,545
                                                              --------------
    Total assets                                                 987,579,967
                                                              --------------
LIABILITIES
  Management fee payable (Note 2)                                    173,696
  Other accrued expenses                                              99,684
                                                              --------------
    Total liabilities                                                273,380
                                                              --------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS      $  987,306,587
                                                              ==============

                            MERRIMAC CASH PORTFOLIO

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

INCOME
  Interest                                                    $   35,223,104

EXPENSES
  Management fee (Note 2)                                            954,417
  Trustee fees and expenses                                           19,992
  Insurance                                                           15,708
  Audit and tax return preparation fees                               19,040
  Transaction fees                                                     9,520
  Amortization of organization expense (Note 1)                        6,074
  Legal                                                                8,568
  Miscellaneous                                                       34,270
                                                              --------------
    Total expenses                                                 1,067,589
                                                              --------------
NET INVESTMENT INCOME                                             34,155,515
                                                              --------------
NET REALIZED LOSS ON INVESTMENTS                                     (44,982)
                                                              --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                    $   34,110,533
                                                              ==============

                            MERRIMAC CASH PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED          YEAR ENDED
                                                              JUNE 30, 2000     DECEMBER 31,
                                                               (UNAUDITED)          1999
                                                              --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income                                       $   34,155,515   $   63,954,059
  Net realized gain (loss) on investments                            (44,982)        (144,611)
                                                              --------------   --------------
    Net increase in net assets from operations                    34,110,533       63,809,448
                                                              --------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
  Contributions                                                3,180,800,174    6,036,333,627
  Withdrawals                                                 (3,309,097,429)  (5,811,849,613)
                                                              --------------   --------------
    Net increase (decrease) from investors' transactions        (128,297,255)     224,484,014
                                                              --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS                            (94,186,722)     288,293,462
                                                              --------------   --------------
NET ASSETS
  Beginning of period                                          1,081,493,309      793,199,847
                                                              --------------   --------------
  End of period                                               $  987,306,587   $1,081,493,309
                                                              ==============   ==============

                            MERRIMAC CASH PORTFOLIO

                               SUPPLEMENTARY DATA

                                                SIX MONTHS                                              FOR THE PERIOD
                                                  ENDED                                                NOVEMBER 12, 1996
                                                 JUNE 30,           YEAR ENDED DECEMBER 31,             (COMMENCEMENT
                                                   2000       ------------------------------------     OF OPERATIONS) TO
                                                (UNAUDITED)      1999         1998         1997        DECEMBER 31, 1996
                                                -----------   ----------   ----------   ----------     -----------------
ANNUALIZED RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA
  Net expenses                                       0.19%         0.19%        0.15%        0.16%               0.12%
  Net investment income                              6.08%         5.14%        5.47%        5.51%               5.45%
  Net expenses, before waiver                           NA            NA        0.19%        0.19%               0.21%
  Net assets, end of period (000s omitted)      $  987,307    $1,081,493   $  793,200   $1,384,848          $1,006,310

                            MERRIMAC CASH PORTFOLIO

                 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

The Merrimac Master Portfolio (the "Portfolio Trust") is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940, ("1940 Act"), as an open-end management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio") and the Merrimac U.S. Government Portfolio (the "Government Portfolio" and collectively, the "Portfolios") are separate diversified investment series of the Portfolio Trust. Only the Cash Portfolio is included in this report.

The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. INVESTMENT SECURITY VALUATIONS

Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Cash Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

B. SECURITIES TRANSACTIONS AND INCOME

Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Cash Portfolio, accrued ratably to the date of maturity. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Cash Portfolio are allocated pro rata to its investors.

C. FEDERAL INCOME TAXES

The Cash Portfolio is considered a partnership under the U.S. Internal
Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Cash Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

D. FORWARD COMMITMENTS

The Cash Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Cash Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Cash Portfolio generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, it may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

E. REPURCHASE AGREEMENTS

It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, daily, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

F. DEFERRED ORGANIZATION EXPENSE

Costs incurred by the Cash Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis over a five-year period beginning at the commencement of operations.

                            MERRIMAC CASH PORTFOLIO

                 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------


(2) MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

The Cash Portfolio retains Investors Bank & Trust Company ("Investors
Bank") as investment adviser to continuously review and monitor its investment program. Investors Bank also serves as custodian for the Portfolio Trust. Investors Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting and transfer agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily net assets of the Cash Portfolio.

Allmerica Asset Management, Inc. ("AAM") serves as the Cash Portfolio's sub-adviser. For its services, AAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and 0.06% on assets exceeding $1,000,000,000 of the Cash Portfolio. The Cash Portfolio does not pay a fee directly to its sub-adviser for such services.

Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(3) INVESTMENT TRANSACTIONS

Purchases and combined maturities and sales of money market instruments aggregated $11,151,713,670 and $11,317,467,909 respectively for the Cash Portfolio for the period ended June 30, 2000.

(4) LINE OF CREDIT

The Portfolios participate in a $50 million line of credit agreement with a bank. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the daily unused portion of the line of credit is allocated among the Portfolios. There were no borrowings during the period ended June 30, 2000.